Significant Accounting Policies (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Amortization related to intangible assets
Amortization of contract-based intangible assets	$ 25,812	$ 13,338	$ 50,754	$ 24,636	$ 72,754	$ 44,086	$ 6,615
Cost of sales - wholesale supply and marketing
Amortization related to intangible assets
Amortization of contract-based intangible assets	1,984	949	4,121	1,574	6,172	5,285	800
Cost of sales - wholesale supply and marketing | Contract-based intangibles
Amortization related to intangible assets
Amortization of contract-based intangible assets					$ 6,200	$ 5,300	$ 800